Subsequent Events (Details) - Subsequent Event [Member] ¥ in Millions, $ in Millions	Feb. 14, 2025 shares	Jan. 31, 2025 USD ($)	Jan. 31, 2025 CNY (¥)
Subsequent Events [Line Items]
Public warrants outstanding	2,500,000
Huaxia Bank [Member]
Subsequent Events [Line Items]
Borrowings		$ 0.7	¥ 5